UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8403

                   ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.



[LOGO]ALLIANCEBERNSTEIN(SM)
      Investment Research and Management



AllianceBernstein Institutional Funds





                                                 Annual Report--October 31, 2004

Investment Products Offered
===============================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===============================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

December 22, 2004


Annual Report
This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Institutional Funds (the "Funds") for the annual reporting period ended October 31, 2004.

AllianceBernstein Premier Growth Institutional Fund
Investment Objective and Policies
AllianceBernstein Premier Growth Institutional Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

AllianceBernstein Premier Growth Institutional Fund
Investment Results
The table on page 7 shows the Fund's performance compared to its benchmark, the Russell 1000 Growth Index, as well as the overall stock market, as represented by the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended October 31, 2004.

The Fund underperformed its benchmark during the 12-month reporting period ended October 31, 2004. The Fund benefited from strong stock selection in the consumer discretionary and technology sectors. However, unfavorable stock selection in the financial services and health care sectors detracted from the Fund's return.

During the more recent six-month period ended October 31, 2004, the Fund outperformed its benchmark. The Fund benefited from strong stock selection and overweighted positions in both the consumer discretionary and technology sectors during this time frame. Adverse stock selection in the financial services sector modestly detracted from the Fund's performance.

AllianceBernstein Premier Growth Institutional Fund
Market Review and Investment Strategy
The 12-month period ended October 31, 2004 provided a difficult environment for the Fund's large capitalization growth investment style which is compared against the Russell 1000 Growth Index. During this period, the Russell 1000 Value Index which tracks value stocks only (those that appear to be bargains at current prices) gained 15.45% while the Russell 1000 Growth Index which tracks growth stocks (growing companies that haven't peaked yet) returned only 3.38%.

During the past four months, the market has been flat as investors became concerned that the U.S. economic recovery may be losing momentum. However, recent macroeconomic data has indicated the contrary. A major concern is that high oil prices will dampen consumer spending, which accounts for approximately 65% of the economy, but consumer spending actually rose 4.6% on an annualized basis during the third quarter of 2004, up sharply from the 1.6% gain in the second quarter of 2004. Furthermore, third quarter 2004 real gross domestic product (GDP) was up 3.7%--impressive considering that four powerful hurricanes struck the southeastern


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                                       AllianceBernstein Institutional Funds o 1

United States during the third quarter while oil prices surged to record highs.

Over the past few months there has been a compression in valuations between some of the market's strongest growth companies and some less-formidable competitors. The Fund's portfolio management team has been taking advantage of this more favorable trade-off between valuation and prospective growth to invest in typically more expensive companies that they believe are well positioned for the next stage of the economic recovery.

AllianceBernstein Small Cap Growth Institutional Fund
Investment Objective and Policies
AllianceBernstein Small Cap Growth Institutional Fund is an open-end fund that seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

AllianceBernstein Small Cap Growth Institutional Fund
Investment Results
The table on page 8 shows the Fund's performance compared to its benchmark, the Russell 2000 Growth Index, as well as the overall stock market, as represented by the S&P 500 Stock Index, for the six- and 12-month periods ended October 31, 2004.

During the 12-month period ended October 31, 2004, the Fund's Class I shares posted a healthy absolute return, outperforming the benchmark which had a more modest return over the same time frame. The Fund's outperformance during the reporting period was driven by very strong stock selection in the consumer/commercial services and technology sectors, which more than offset disappointing stock selection in the health care sector. Sector allocations also helped relative returns, as the Fund benefited from an overweighted position in the energy sector, which was by far the strongest performing sector during the 12-month period under review.

The Fund's Class I shares also outperformed the benchmark during the six-month period ended October 31, 2004. Outperformance during the six-month period was driven by favorable stock selection across all major economic sectors with the exception of the health care sector. Stock selection was strongest in the technology and consumer/commercial services sectors. The Fund's allocations across sectors also contributed positively to relative returns, driven by an overweighted position in the very strong performing energy sector and an underweighted position in the health care sector, the worst performing sector within the benchmark.

AllianceBernstein Small Cap Growth Institutional Fund
Market Review and Investment Strategy
Small-cap growth stocks, as measured by the Russell 2000 Growth Index, gained 5.53% during the 12-month period ended October 31, 2004, exceeding the NASDAQ Composite, the Russell 1000 Growth Index and the



--------------------------------------------------------------------------------
2 o AllianceBernstein Institutional Funds

Dow Jones Industrials Average, but failing to keep pace with the S&P 500 Stock Index and the Russell 2000 Value Index. All sectors, with the exception of the technology sector, contributed to returns during the 12-month reporting period. Dragged down by semiconductors and communications equipment, the technology sector declined more than 12%. The energy sector was the standout performer during the period, as rising underlying commodity prices drove a 55% gain. Slower-growing, more value-oriented securities were the strongest performers during the past year. Throughout most of the 12-month period, the Fund had overweighted positions in the consumer/commercial services and energy sectors and underweighted positions in the financial services and health care sectors.

During the six-month period ended October 31, 2004, small-cap growth stocks had a modest gain, outperforming the Russell 1000 Growth Index and Dow Jones Industrials Average, but failing to keep pace with the NASDAQ Composite, the S&P 500 Stock Index and the Russell 2000 Value Index. Despite strong earnings growth during the period, investor uncertainty surrounding the sustainability of the recovery in the face of record-high energy prices and rising short-term interest rates led to a compression of valuations, which offset much of the earnings improvement. During the six-month period, slower-growing, more value-oriented securities were among the strongest performers. Against such a backdrop, traditional growth sectors, including the technology, health care and consumer/commercial services sectors, trailed the small-cap growth benchmarks overall. During the period, the Fund's investments were skewed toward companies that are positioned to benefit from an improvement in business spending and investment. As such, the Fund was overweighted in commercial services and software/IT services companies throughout the six-month period. The Fund held notably underweighted positions in the health care and financial services sectors throughout the period, and cash was managed to only nominal levels.

AllianceBernstein Real Estate Investment Institutional Fund
Investment Objective and Policies
AllianceBernstein Real Estate Investment Institutional Fund is an open-end fund that seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

AllianceBernstein Real Estate Investment Institutional Fund
Investment Results
The table on page 9 shows the Fund's performance compared to its benchmark, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index, as well as the broad U.S. equity market, as represented by the S&P 500 Stock Index, for the six- and 12-month periods ended October 31, 2004. The Fund produced strong absolute and relative returns during both periods and outperformed both its benchmark and the broad U.S. equity market.



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                                       AllianceBernstein Institutional Funds o 3

The Fund performed well during the 12-month reporting period ended October 31, 2004. Stock selection was the driver of the Fund's performance and the Fund outperformed the NAREIT Equity Index despite a modest negative offset from sector selection. Stock selection was particularly strong in the office/industrial and retail sectors and weakest in the residential sector. Sector selection detracted from performance during the annual period under review, primarily due to an overweighted position in office properties. A slower-than-expected recovery in job creation had a negative impact on office properties' fundamentals. During the first six months of the annual reporting period ended October 31, 2004, the Fund's exposure to the lodging sector was increased. This modest overweighted position in lodging was a minor detractor to the Fund's performance. One of the key concerns affecting lodging stocks was the fear that high oil prices could potentially slow down business and leisure travel. Finally, the Fund benefited from above market exposure to the retail sector, especially shopping malls, and below market exposure to apartments.

AllianceBernstein Real Estate Investment Institutional Fund
Market Review and Investment Strategy
The U.S. economy continued to strengthen during the six- and 12-month periods ended October 31, 2004. Consumer spending, and as a consequence, retail REITS, were strong during most of the annual reporting period. Consolidation in the regional mall segment drove strong above market performance for regional malls during the last six months of the annual reporting period ended October 31, 2004. The Fund benefited from its overweighted position in this sector.

U.S. real estate investment trusts (REITs), as a group, outperformed the broad equity market as real estate fundamentals began to show improvement at the beginning of the annual reporting period. Overall REIT performance during the six-month period ended October 31, 2004 was underpinned by positive earnings surprises and modest increases in earnings guidance during the mid-year earnings season. The Fund's most significant above market weighted position continued to be in the industrial/office sector; the most significant below market weighted positions were in the health care and specialty sectors.

In Memory
It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Institutional Funds. Mr. Michel served the interests of the Funds' shareholders for the last seven years. His hard work, dedication and contributions to the Funds will be greatly missed.



--------------------------------------------------------------------------------
4 o AllianceBernstein Institutional Funds

HISTORICAL PERFORMANCE



Historical Performance
--------------------------------------------------------------------------------


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Funds will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. For a free copy of a Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Funds have been deducted. Class II shares reflect a .30% sales charge. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed AllianceBernstein Premier Growth Institutional Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 0.90% and 1.20% of the average daily net assets of Class I and Class II shares, respectively. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed AllianceBernstein Small Cap Growth Institutional Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 1.20% and 1.50% of the average daily net assets of Class I and Class II shares, respectively.


Benchmark Disclosure
The unmanaged Russell 1000 Growth Index, S&P 500 Stock Index, Russell 2000 Growth Index and NAREIT Equity Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. The unmanaged Russell 2000 Index is a capitalization-weighted index that includes 2000 of the smallest stocks, representing approximately 10% of the U.S. equity market. The NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Funds.


A Word About Risk
AllianceBernstein Premier Growth Institutional Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have


(Historical Performance continued on next page)

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                                       AllianceBernstein Institutional Funds o 5

HISTORICAL PERFORMANCE
(continued from previous page)

relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

AllianceBernstein Small Cap Growth Institutional Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

While AllianceBernstein Real Estate Investment Institutional Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the Fund's prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. Investment in a fund that invests in a single sector, such as real estate, is more risky than a more diversified fund.

While the Funds invest principally in common stocks and other equity securities, in order to achieve their investment objectives, the Funds may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in each Fund's prospectus.






(Historical Performance continued on next page)

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6 o AllianceBernstein Institutional Funds

PREMIER GROWTH INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)


--------------------------------------------------------------------------------
  THE FUND VS. ITS BENCHMARK                            Returns
  PERIODS ENDED October 31, 2004             6 Months            12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Premier Growth
   Institutional Fund
   Class I                                      1.77%             2.91%
--------------------------------------------------------------------------------
   Class II                                     1.58%             2.63%
--------------------------------------------------------------------------------
  Russell 1000 Growth Index                    -0.73%             3.38%
--------------------------------------------------------------------------------
  S&P 500 Stock Index                           2.96%             9.41%
--------------------------------------------------------------------------------


GROWTH OF A $2,000,000 INVESTMENT IN THE FUND
1/7/98* TO 10/31/04


                     [TABLE BELOW REPRESENT MOUNTAIN CHART]


         AllianceBernstein
          Premier Growth
        Institutional Fund
              Class I          Russell 1000 Growth Index   S&P 500 Stock Index
--------------------------------------------------------------------------------
1/7/98*     $2,000,000                $2,000,000               $2,000,000
10/31/98    $2,524,000                $2,366,800               $2,307,000
10/31/99    $3,512,651                $3,177,429               $2,898,976
10/31/00    $3,651,049                $3,473,883               $3,075,234
10/31/01    $2,286,652                $2,086,067               $2,309,808
10/31/02    $1,834,810                $1,676,781               $1,961,027
10/31/03    $2,073,518                $2,042,486               $2,368,725
10/31/04    $2,133,858                $2,111,522               $2,591,622


S&P 500 Stock Index: $2,591,622

AllianceBernstein Premier Growth Institutional Fund Class I: $2,133,858

Russell 1000 Growth Index: $2,111,522

* Since inception of the Fund's Class I shares on 1/7/98.

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Premier Growth Institutional Fund Class I shares (from 1/7/98* to 10/31/04) as compared to the performance of the Fund's benchmark, the Russell 1000 Growth Index, and the overall stock market, as represented by the S&P 500 Stock Index. The chart assumes the reinvestment of dividends and capital gains.



See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                       AllianceBernstein Institutional Funds o 7

SMALL CAP GROWTH INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)


--------------------------------------------------------------------------------
  THE FUND VS. ITS BENCHMARK                           Returns
  PERIODS ENDED October 31, 2004             6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth
  Institutional Fund
   Class I                                      3.92%             9.45%
--------------------------------------------------------------------------------
   Class II                                     3.63%             9.14%
--------------------------------------------------------------------------------
  Russell 2000 Growth Index                     1.46%             5.53%
--------------------------------------------------------------------------------
  S&P 500 Stock Index                           2.96%             9.41%
--------------------------------------------------------------------------------


GROWTH OF A $2,000,000 INVESTMENT IN THE FUND
3/17/98* TO 10/31/04

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

                       AllianceBernstein
                       Small Cap Growth
                      Institutional Fund
                            Class I                   Russell 2000 Growth Index
--------------------------------------------------------------------------------
3/17/98*                   $2,000,000                         $2,000,000
10/31/98                   $1,484,000                         $1,577,860
10/31/99                   $1,586,099                         $2,039,857
10/31/00                   $2,279,066                         $2,369,498
10/31/01                   $1,659,160                         $1,623,106
10/31/02                   $1,278,549                         $1,273,002
10/31/03                   $1,832,416                         $1,865,712
10/31/04                   $2,005,579                         $1,968,886



AllianceBernstein Small Cap Growth Institutional Fund Class I: $2,005,579

Russell 2000 Growth Index: $1,968,886

* Since inception of the Fund's Class I shares on 3/17/98.

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Small Cap Growth Institutional Fund Class I shares (from 3/17/98* to 10/31/04) as compared to the performance of the Fund's benchmark, the Russell 2000 Growth Index. The chart assumes the reinvestment of dividends and capital gains.



See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

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8 o AllianceBernstein Institutional Funds

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)

Historical Performance
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  THE FUND VS. ITS BENCHMARK                           Returns
  PERIODS ENDED October 31, 2004             6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Real Estate Investment
  Institutional Fund
   Class I                                     26.85%            32.98%
--------------------------------------------------------------------------------
   Class II                                    26.88%            32.85%
--------------------------------------------------------------------------------
  NAREIT Equity Index                          25.73%            29.94%
--------------------------------------------------------------------------------
  S&P 500 Stock Index                           2.96%             9.41%
--------------------------------------------------------------------------------


GROWTH OF A $2,000,000 INVESTMENT IN THE FUND
12/9/97* TO 10/31/04

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

                    AllianceBernstein
                 Real Estate Investment         NAREIT           S&P 500
               Institutional Fund Class I    Equity Index      Stock Index
--------------------------------------------------------------------------------
12/9/97*               $2,000,000             $2,000,000       $2,000,000
10/31/98               $1,627,800             $1,707,400       $2,282,260
10/31/99               $1,510,436             $1,587,233       $2,867,888
10/31/00               $1,786,543             $1,877,617       $3,042,256
10/31/01               $1,930,360             $2,145,985       $2,285,038
10/31/02               $2,018,770             $2,282,620       $1,939,997
10/31/03               $2,724,533             $3,057,136       $2,343,323
10/31/04               $3,623,083             $3,972,320       $2,563,829


NAREIT Equity Index: $3,972,320

AllianceBernstein Real Estate Investment Institutional Fund Class I: $3,623,083

S&P 500 Stock Index: $2,563,829

* Since inception of the Fund's Class I shares on 12/9/97.

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Real Estate Investment Institutional Fund Class I shares (from 12/9/97* to 10/31/04) as compared to the performance of the Fund's benchmark, the NAREIT Equity Index, and the overall stock market, as represented by the S&P 500 Stock Index. The growth of $2,000,000 for the NAREIT Equity Index is measured from 12/31/97 because daily data was not available prior to 1999. The chart assumes the reinvestment of dividends and capital gains.



See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

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                                       AllianceBernstein Institutional Funds o 9

PREMIER GROWTH INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------


Class I Shares
1 Year                                                        2.91%
5 Years                                                      -9.49%
Since Inception*                                              0.96%

Class II Shares
1 Year                                                        2.63%
5 Years                                                      -9.79%
Since Inception*                                              0.61%


AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------


Class I Shares
1 Year                                                        7.08%
5 Years                                                      -8.37%
Since Inception*                                              0.74%

Class II Shares
1 Year                                                        6.75%
5 Years                                                      -8.66%
Since Inception*                                              0.40%


* Inception Date: 1/7/98 for Class I and II shares.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
10 o AllianceBernstein Institutional Funds

SMALL CAP GROWTH INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)

Historical Performance
--------------------------------------------------------------------------------


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------


Class I Shares
1 Year                                                        9.45%
5 Years                                                       4.80%
Since Inception*                                              0.04%

Class II Shares
1 Year                                                        9.14%
5 Years                                                       4.31%
Since Inception*                                             -0.37%


AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------


Class I Shares
1 Year                                                       17.30%
5 Years                                                       4.13%
Since Inception*                                             -0.37%

Class II Shares
1 Year                                                       16.97%
5 Years                                                       3.65%
Since Inception*                                             -0.78%



* Inception Date: 3/17/98 for Class I and II shares.

See Historical Performance disclosures on pages 5-6.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 11

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------


Class I Shares
1 Year                                                       32.98%
5 Years                                                      19.12%
Since Inception*                                              9.00%

Class II Shares
1 Year                                                       32.85%
5 Years                                                      18.84%
Since Inception*                                              8.72%


AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------


Class I Shares
1 Year                                                       28.16%
5 Years                                                      17.10%
Since Inception*                                              8.28%

Class II Shares
1 Year                                                       28.07%
5 Years                                                      16.86%
Since Inception*                                              8.00%




* Inception Date: 12/9/97 for Class I and II shares.

See Historical Performance disclosures on pages 5-6.


--------------------------------------------------------------------------------
12 o AllianceBernstein Institutional Funds

FUND EXPENSES



Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 13

                                         Beginning             Ending
                                     Account Value      Account Value    Expenses Paid
Premier Growth Institutional           May 1, 2004   October 31, 2004   During Period*
---------------------------------------------------------------------------------------
Class I
Actual                                     $ 1,000         $ 1,017.68       $ 4.56
---------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)   $ 1,000         $ 1,020.61       $ 4.57
---------------------------------------------------------------------------------------
Class II
Actual                                     $ 1,000         $ 1,015.82       $ 6.08
---------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)   $ 1,000         $ 1,019.10       $ 6.09
---------------------------------------------------------------------------------------
Small Cap Growth Institutional
---------------------------------------------------------------------------------------
Class I
Actual                                     $ 1,000         $ 1,039.19       $ 5.23
---------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)   $ 1,000         $ 1,020.01       $ 5.18
---------------------------------------------------------------------------------------
Class II
Actual                                     $ 1,000         $ 1,036.27       $ 6.09
---------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)   $ 1,000         $ 1,019.15       $ 6.04
---------------------------------------------------------------------------------------
Real Estate Investment Institutional
---------------------------------------------------------------------------------------
Class I
Actual                                     $ 1,000         $   1,268.50     $  3.71
---------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)   $ 1,000         $   1,021.87     $  3.30
---------------------------------------------------------------------------------------
Class II
Actual                                     $ 1,000         $   1,268.75     $  3.25
---------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)   $ 1,000         $   1,022.27     $  2.90
---------------------------------------------------------------------------------------


*Expenses are equal to the classes' annualized expense ratios, shown in the table below, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

                                       Annualized Expense Ratio
--------------------------------------------------------------------------------
                                                Small Cap      Real Estate
                         Premier Growth            Growth       Investment
                          Institutional     Institutional    Institutional
--------------------------------------------------------------------------------
Class I                           0.90%             1.02%            0.65%
Class II                          1.20%             1.19%            0.57%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
14 o AllianceBernstein Institutional Funds

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
October 31, 2004

Portfolio Summary and Ten Largest Holdings
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS
Net Assets ($mil): $61.9



--------------------------------------------------------------------------------
SECTOR BREAKDOWN*
 27.3% Consumer Services
 26.4% Technology
 20.4% Health Care
 13.5% Finance                          [PIE GRAPH OMITTED]
  3.2% Consumer Staples
  2.9% Energy
  2.6% Capital Goods
  1.8% Consumer Manufacturing

  1.9% Short-Term


--------------------------------------------------------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
October 31, 2004

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
Yahoo!, Inc.                             $  3,354,813                 5.4%
--------------------------------------------------------------------------------
eBay, Inc.                                  2,684,275                 4.3
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                           2,639,532                 4.3
--------------------------------------------------------------------------------
Dell, Inc.                                  2,391,092                 3.9
--------------------------------------------------------------------------------
American International Group, Inc.          2,009,501                 3.3
--------------------------------------------------------------------------------
Electronic Arts, Inc.                       1,882,148                 3.0
--------------------------------------------------------------------------------
QUALCOMM, Inc.                              1,873,088                 3.0
--------------------------------------------------------------------------------
Juniper Networks, Inc.                      1,836,090                 3.0
--------------------------------------------------------------------------------
MBNA Corp.                                  1,796,663                 2.9
--------------------------------------------------------------------------------
Pfizer, Inc.                                1,789,110                 2.9
--------------------------------------------------------------------------------
                                         $ 22,256,312                36.0%


* All data is as of October 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 15

SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
October 31, 2004

PORTFOLIO STATISTICS
Net Assets ($mil): $248.0



SECTOR BREAKDOWN*
 25.3% Consumer Services
 23.1% Technology
 17.1% Health Care
  8.2% Finance                           [PIE GRAPH OMITTED]
  8.1% Capital Goods
  7.1% Energy
  4.0% Transportation
  1.7% Basic Industry
  1.0% Consumer Manufacturing
  0.8% Consumer Staples

  3.6% Short-Term



SMALL CAP GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
October 31, 2004

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
MICROS Systems, Inc.                     $  4,765,072                 1.9%
--------------------------------------------------------------------------------
Insight Enterprises, Inc.                   4,666,582                 1.9
--------------------------------------------------------------------------------
Dycom Industries, Inc.                      4,463,255                 1.8
--------------------------------------------------------------------------------
Resources Connection, Inc.                  3,845,368                 1.5
--------------------------------------------------------------------------------
ScanSource, Inc.                            3,834,891                 1.5
--------------------------------------------------------------------------------
Avocent Corp.                               3,599,160                 1.5
--------------------------------------------------------------------------------
Laureate Education, Inc.                    3,558,431                 1.4
--------------------------------------------------------------------------------
Alliance Data Systems Corp.                 3,441,592                 1.4
--------------------------------------------------------------------------------
Quest Software, Inc.                        3,404,907                 1.4
--------------------------------------------------------------------------------
Actuant Corp. Cl.A.                         3,371,950                 1.4
--------------------------------------------------------------------------------
                                         $ 38,951,208                15.7%


* All data is as of October 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

--------------------------------------------------------------------------------
16 o AllianceBernstein Institutional Funds

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO SUMMARY
October 31, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $593.8


SECTOR BREAKDOWN*
   20.1% Office
   17.1% Regional Malls
   14.3% Apartments
   11.3% Warehouse & Industrial
   11.0% Shopping Centers
    8.4% Diversified & Others
    8.2% Lodging                          [PIE GRAPH OMITTED]
    3.3% Office-Industrial Mix
    2.3% Storage
    0.6% Health Care
    0.2% Restaurants & Lodging

    3.2% Short-Term


REAL ESTATE INVESTMENT INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
October 31, 2004

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
ProLogis Trust                           $ 38,523,934                 6.5%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                 36,543,312                 6.2
--------------------------------------------------------------------------------
General Growth Properties, Inc.            27,618,403                 4.7
--------------------------------------------------------------------------------
Host Marriott Corp.                        26,783,640                 4.5
--------------------------------------------------------------------------------
Equity Residential Properties Trust        25,032,510                 4.2
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.        24,879,360                 4.2
--------------------------------------------------------------------------------
Archstone-Smith Trust                      23,545,390                 4.0
--------------------------------------------------------------------------------
Vornado Realty Trust                       21,672,000                 3.6
--------------------------------------------------------------------------------
Equity Office Properties Trust             19,880,840                 3.3
--------------------------------------------------------------------------------
Duke Realty Corp.                          18,990,290                 3.2
--------------------------------------------------------------------------------
                                         $263,469,679                44.4%


* All data is as of October 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 17

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004

Company                                                  Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS-99.3%

Consumer Services-27.7%
Broadcasting & Cable-2.4%
The E.W. Scripps Co. Cl.A ......................          24,700     $ 1,178,684
Univision Communications, Inc. Cl.A(a) .........          10,800         334,368
                                                                     -----------
                                                                       1,513,052
                                                                     -----------
Entertainment & Leisure-1.0%
Carnival Corp. (Panama) ........................          11,400         576,384
DreamWorks Animation SKG, Inc. Cl. A(a) ........             600          23,430
                                                                     -----------
                                                                         599,814
                                                                     -----------
Retail-4.3%
eBay, Inc.(a) ..................................          27,500       2,684,275
                                                                     -----------
Restaurants & Lodging-1.1%
Starbucks Corp.(a)* ............................          12,400         655,712
                                                                     -----------
Retail - General Merchandise-9.8%
Amazon.com, Inc.(a) ............................           8,300         283,279
Bed Bath & Beyond, Inc.(a)* ....................          31,400       1,280,806
Lowe's Cos., Inc. ..............................          46,900       2,639,532
Target Corp.* ..................................          27,200       1,360,544
Wal-Mart Stores, Inc. ..........................           8,800         474,496
                                                                     -----------
                                                                       6,038,657
                                                                     -----------
Miscellaneous-9.1%
Apollo Group, Inc. Cl. A(a) ....................           6,300         415,800
Electronic Arts, Inc.(a)* ......................          41,900       1,882,148
Yahoo!, Inc.(a) ................................          92,700       3,354,813
                                                                     -----------
                                                                       5,652,761
                                                                     -----------
                                                                      17,144,271
                                                                     -----------
Technology-26.7%
Communications Equipment-10.1%
Cisco Systems, Inc.(a)* ........................          58,800       1,129,548
Corning, Inc.(a)* ..............................         121,900       1,395,755
Juniper Networks, Inc.(a)* .....................          69,000       1,836,090
QUALCOMM, Inc. .................................          44,800       1,873,088
                                                                     -----------
                                                                       6,234,481
                                                                     -----------
Computer Hardware/Storage-6.5%
Apple Computer, Inc.(a) ........................          11,800         619,854
Dell, Inc.(a) ..................................          68,200       2,391,092
EMC Corp.(a)* ..................................          79,500       1,023,165
                                                                     -----------
                                                                       4,034,111
                                                                     -----------
Computer Peripherals-0.2%
Network Appliance, Inc.(a) .....................           5,700         139,479
                                                                     -----------


--------------------------------------------------------------------------------
18 o AllianceBernstein Institutional Funds

Company                                                   Shares           Value
--------------------------------------------------------------------------------

Computer Software-3.7%
Microsoft Corp. ..................................         21,400    $   598,986
Symantec Corp.(a) ................................         29,200      1,662,648
                                                                     -----------
                                                                       2,261,634
                                                                     -----------
Semi-Conductor Capital Equipment-0.8%
Applied Materials, Inc.(a) .......................         31,300        503,930
                                                                     -----------

Semi-Conductor Components-5.4%
Broadcom Corp. Cl.A(a)* ..........................         35,100        949,455
Intel Corp. ......................................         31,900        710,094
Marvell Technology Group, Ltd. (Bermuda)(a)* .....         31,800        908,526
Maxim Integrated Products, Inc. ..................          6,300        277,137
Taiwan Semiconductor Manufacturing
Co., Ltd. (ADR) (Taiwan) .........................         69,500        526,115
                                                                     -----------
                                                                       3,371,327
                                                                     -----------
                                                                      16,544,962
                                                                     -----------
Health Care-20.6%
Biotechnology-2.8%
Amgen, Inc.(a) ...................................         29,100      1,652,880
Cephalon, Inc.(a) ................................          2,200        104,874
                                                                     -----------
                                                                       1,757,754
                                                                     -----------
Drugs-5.5%
Forest Laboratories, Inc.(a) .....................         13,500        602,100
Pfizer, Inc. .....................................         61,800      1,789,110
Teva Pharmaceutical Industries, Ltd.
(ADR) (Israel) ...................................         39,600      1,029,600
                                                                     -----------
                                                                       3,420,810
                                                                     -----------
Medical Products-7.8%
Alcon, Inc. (Switzerland) ........................         14,900      1,060,880
Boston Scientific Corp.(a) .......................         35,000      1,235,500
St. Jude Medical, Inc.(a)* .......................         19,200      1,470,144
Zimmer Holdings, Inc.(a) .........................         13,800      1,070,742
                                                                     -----------
                                                                       4,837,266
                                                                     -----------
Medical Services-4.5%
Caremark Rx, Inc.(a) .............................          4,900        146,853
UnitedHealth Group, Inc. .........................         23,400      1,694,160
WellPoint Health Networks, Inc.(a) ...............          9,400        918,004
                                                                     -----------
                                                                       2,759,017
                                                                     -----------
                                                                      12,774,847
                                                                     -----------
Finance-13.6%
Banking - Money Center-1.7%
J.P. Morgan Chase & Co. ..........................         26,700      1,030,620
                                                                     -----------
Brokerage & Money Management-1.6%
Franklin Resources, Inc. .........................            600         36,372
Merrill Lynch & Co., Inc. ........................         17,400        938,556
                                                                     -----------
                                                                         974,928
                                                                     -----------


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 19

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)          Value
--------------------------------------------------------------------------------
Insurance-5.5%
AFLAC, Inc. ........................................         9,000   $   322,920
American International Group, Inc. .................        33,100     2,009,501
The Progressive Corp. ..............................        11,801     1,103,984
                                                                     -----------
                                                                       3,436,405
                                                                     -----------
Miscellaneous-4.8%
Citigroup, Inc. ....................................        27,100     1,202,427
MBNA Corp. .........................................        70,100     1,796,663
                                                                     -----------
                                                                       2,999,090
                                                                     -----------
                                                                       8,441,043
                                                                     -----------
Consumer Staples-3.2%
Cosmetics-2.0%
Avon Products, Inc. ................................        31,700     1,253,735
                                                                     -----------
Household Products-1.2%
The Procter & Gamble Co. ...........................        14,200       726,756
                                                                     -----------
                                                                       1,980,491
                                                                     -----------
Energy-2.9%
Domestic Producers-0.3%
XTO Energy, Inc. ...................................         5,600       186,928
                                                                     -----------
Oil Service-2.6%
Halliburton Co. ....................................         6,500       240,760
Nabors Industries, Ltd. (Bermuda)(a) ...............        27,800     1,365,536
                                                                     -----------
                                                                       1,606,296
                                                                     -----------
                                                                       1,793,224
                                                                     -----------
Capital Goods-2.7%
Miscellaneous-2.7%
General Electric Co. ...............................        48,300     1,647,996
                                                                     -----------

Consumer Manufacturing-1.9%
Building & Related-1.9%
D.R. Horton, Inc. ..................................         3,800       114,000
Pulte Homes, Inc. ..................................        18,800     1,031,744
                                                                     -----------
                                                                       1,145,744
                                                                     -----------
Total CommonStocks
   (cost $49,469,294) ..............................                  61,472,578
                                                                     -----------
SHORT-TERM INVESTMENT-1.9%
Time deposit-1.9%
State Street Euro Dollar
   1.10%, 11/01/04
   (cost $1,178,000) ...............................      $  1,178     1,178,000
                                                                     -----------
Total Investments Before Security Lending Collateral
   (cost $50,647,294) ..............................                  62,650,578
                                                                     -----------


20 o AllianceBernstein Institutional Funds

Premier Growth Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

Company                                               Shares             Value
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED-13.3%
Short-Term Investment
UBS Private Money Market Fund,
   LLC, 1.70%
   (cost $8,254,933) ........................        8,254,933     $  8,254,933
                                                                   -------------
Total Investments-114.5%
   (cost $58,902,227) .......................                        70,905,511
Other assets less liabilities-(14.5%) .......                        (9,005,944)
                                                                   -------------
Net Assets-100% .............................                      $ 61,899,567
                                                                   -------------



* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Non-income producing security.
    Glossary:
    ADR - American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 21

SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004

Company                                                 Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.2%

Technology-23.2%
Computer Hardware/Storage-1.4%
Avocent Corp.(a)* ..................................       101,100   $ 3,599,160
                                                                     -----------

Computer Services-4.2%
Alliance Data Systems Corp.(a) .....................        81,400     3,441,592
Anteon International Corp.(a)* .....................        47,300     1,858,890
Cogent, Inc.(a)* ...................................        67,700     1,295,372
Kanbay International, Inc.(a) ......................           700        16,723
Ness Technologies, Inc.(a)* ........................       214,500     2,835,690
Sapient Corp.(a) ...................................       121,800       980,490
                                                                     -----------
                                                                      10,428,757
                                                                     -----------
Computer Software-3.8%
Macromedia, Inc.(a) ................................        87,800     2,382,892
MicroStrategy, Inc. Cl.A(a)* .......................        39,900     2,393,202
PalmSource, Inc.(a)* ...............................        54,700     1,226,374
Quest Software, Inc.(a)* ...........................       232,100     3,404,907
                                                                     -----------
                                                                       9,407,375
                                                                     -----------
Contract Manufacturing-0.4%
Semtech Corp.(a) ...................................        47,800       998,064
                                                                     -----------
Internet Infrastructure-2.9%
RightNow Technologies, Inc.(a) .....................       114,700     1,899,432
SupportSoft, Inc.(a) ...............................       473,000     2,398,110
Websense, Inc.(a) ..................................        67,900     2,754,703
                                                                     -----------
                                                                       7,052,245
                                                                     -----------
Semi-Conductor Capital Equipment-1.1%
FormFactor, Inc.(a)* ...............................       115,700     2,713,165
                                                                     -----------
Semi-Conductor Components-0.8%
Microsemi Corp.(a) .................................       129,400     2,010,876
                                                                     -----------
Miscellaneous-8.6%
02Micro International, Ltd. (Cayman Islands)(a) ....       155,700     1,893,312
Amphenol Corp. Cl.A(a) .............................        79,940     2,744,340
Exar Corp.(a)* .....................................       111,800     1,679,236
Kronos, Inc.(a) ....................................        51,200     2,511,360
MICROS Systems, Inc.(a) ............................        80,600     4,765,072
Power-One, Inc.(a) .................................       239,000     1,677,780
Tektronix, Inc. ....................................        56,164     1,703,454
TNS, Inc.(a) .......................................        95,900     1,875,804
TTM Technologies, Inc.(a) ..........................       271,700     2,544,471
                                                                     -----------
                                                                      21,394,829
                                                                     -----------
                                                                      57,604,471
                                                                     -----------


--------------------------------------------------------------------------------
22 o AllianceBernstein Institutional Funds

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Consumer Services-25.5%
Advertising-2.1%
Digitas, Inc.(a)* ..............................         341,100     $ 3,069,900
StarTek, Inc. ..................................          81,800       2,261,770
                                                                     -----------
                                                                       5,331,670
                                                                     -----------
Apparel-1.1%
Carter's, Inc.(a) ..............................          84,900       2,670,954
                                                                     -----------
Broadcasting & Cable-2.2%
Cumulus Media, Inc. Cl.A(a) ....................         185,100       3,007,875
Entravision Communications Corp. Cl.A(a) .......         290,700       2,340,135
                                                                     -----------
                                                                       5,348,010
                                                                     -----------
Entertainment & Leisure-1.0%
Activision, Inc.(a) ............................         176,800       2,560,064
                                                                     -----------
Gaming-1.3%
Station Casinos, Inc. ..........................          65,400       3,332,130
                                                                     -----------
Retail - General Merchandise-3.2%
Cost Plus, Inc.(a)* ............................          35,500       1,146,650
Dick's Sporting Goods, Inc.(a)* ................          92,450       3,328,200
Hibbett Sporting Goods, Inc.(a) ................          29,800         666,328
Tuesday Morning Corp.(a)* ......................          85,400       2,787,456
                                                                     -----------
                                                                       7,928,634
                                                                     -----------
Toys-0.3%
Build-A-Bear Workshop, Inc.(a) .................          25,300         617,573
                                                                     -----------
Miscellaneous-14.3%
Bright Horizons Family Solutions, Inc.(a) ......          49,100       3,108,030
Charles River Associates, Inc.(a)* .............          62,400       2,507,232
Dycom Industries, Inc.(a)* .....................         136,700       4,463,255
Huron Consulting Group, Inc.(a) ................          70,400       1,372,800
Insight Enterprises, Inc.(a) ...................         251,500       4,666,582
Laureate Education, Inc.(a)* ...................          90,730       3,558,431
Life Time Fitness, Inc.(a) .....................         104,900       2,444,170
MSC Industrial Direct Co., Inc. Cl.A* ..........          86,600       2,956,524
Resources Connection, Inc.(a)* .................          91,600       3,845,368
ScanSource, Inc.(a)* ...........................          61,923       3,834,891
Strayer Education, Inc.* .......................          28,000       2,717,120
                                                                     -----------
                                                                      35,474,403
                                                                     -----------
                                                                      63,263,438
                                                                     -----------
Health Care-17.3%
Biotechnology-7.5%
Indevus Pharmaceuticals, Inc.(a)* ..............         304,700       2,039,966
MGI Pharma, Inc.(a)* ...........................         124,500       3,320,415
NeoPharm, Inc.(a)* .............................         164,800       1,197,272
Protein Design Labs, Inc.(a) ...................         119,300       2,284,595
Seattle Genetics, Inc.(a)* .....................         207,100       1,255,026
Serologicals Corp.(a)* .........................          89,800       2,123,770


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 23

Company                                                 Shares             Value
--------------------------------------------------------------------------------

SFBC International, Inc.(a)* .....................         99,300    $ 2,761,533
Techne Corp.(a)* .................................         62,500      2,251,250
Telik, Inc.(a)* ..................................         76,200      1,405,890
                                                                     -----------
                                                                      18,639,717
                                                                     -----------
Drugs-2.7%
Connetics Corp.(a)* ..............................         69,800      1,876,224
Impax Laboratories, Inc.(a)* .....................        120,900      1,784,484
Martek Biosciences Corp.(a)* .....................         65,000      3,058,640
                                                                     -----------
                                                                       6,719,348
                                                                     -----------
Medical Products-4.9%
Abaxis, Inc.(a)* .................................        185,200      2,393,710
Advanced Medical Optics, Inc.(a) .................         38,000      1,485,800
Angiotech Pharmaceuticals, Inc. (Canada)(a)* .....        143,700      2,626,836
Animas Corp.(a)* .................................         91,900      1,311,413
INAMED Corp.(a) ..................................         39,445      2,096,502
OraSure Technologies, Inc.(a) ....................        181,281      1,223,647
Vnus Medical Technologies, Inc.(a) ...............         70,000      1,052,100
                                                                     -----------
                                                                      12,190,008
                                                                     -----------
Medical Services-2.2%
LabOne, Inc.(a)* .................................         90,600      2,718,000
Stericycle, Inc.(a) ..............................         56,400      2,556,612
                                                                     -----------
                                                                       5,274,612
                                                                     -----------
                                                                      42,823,685
                                                                     -----------
Finance-8.3%
Banking - Money Center-1.4%
UCBH Holdings, Inc. ..............................         31,800      1,370,262
Wintrust Financial Corp.* ........................         35,900      2,046,300
                                                                     -----------
                                                                       3,416,562
                                                                     -----------
Banking - Regional-1.6%
Oriental Financial Group, Inc. ...................         69,400      1,966,102
R&G Financial Corp. Cl.B (Puerto Rico) ...........         54,300      2,042,766
                                                                     -----------
                                                                       4,008,868
                                                                     -----------
Brokerage & Money Management-2.3%
Affiliated Managers Group, Inc.(a)* ..............         33,250      1,856,680
Greenhill & Co., Inc. ............................         42,100        946,829
Southwest Bancorporation of Texas, Inc. ..........        118,000      2,765,920
                                                                     -----------
                                                                       5,569,429
                                                                     -----------
Insurance-1.5%
Primus Guaranty, Ltd. (Bermuda)(a)* ..............        150,700      1,981,705
Triad Guaranty, Inc.(a) ..........................         33,300      1,815,183
                                                                     -----------
                                                                       3,796,888
                                                                     -----------
Miscellaneous-1.5%
Archipelago Holdings, Inc.(a) ....................         73,900      1,261,473
Investors Financial Services Corp.* ..............         65,300      2,513,397
                                                                     -----------
                                                                       3,774,870
                                                                     -----------
                                                                      20,566,617
                                                                     -----------


--------------------------------------------------------------------------------
24 o AllianceBernstein Institutional Funds

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Capital Goods-8.2%
Electrical Equipment-0.8%
United Defense Industries, Inc.(a)* ............          49,900     $ 2,002,986
                                                                     -----------
Electronic Equipment-1.0%
Engineered Support Systems, Inc.* ..............          49,600       2,382,784
                                                                     -----------
Machinery-3.2%
Actuant Corp. Cl.A(a) ..........................          85,000       3,371,950
Bucyrus International, Inc. Cl.A ...............          11,250         337,500
Commercial Vehicle Group, Inc.(a) ..............         150,300       2,430,351
Oshkosh Truck Corp. ............................          31,300       1,843,570
                                                                     -----------
                                                                       7,983,371
                                                                     -----------
Miscellaneous-3.2%
GrafTech International, Ltd.(a)* ...............         308,200       2,853,932
IDEX Corp.* ....................................          78,350       2,891,115
Simpson Manufacturing Co., Inc. ................          35,200       2,262,656
                                                                     -----------
                                                                       8,007,703
                                                                     -----------
                                                                      20,376,844
                                                                     -----------
Energy-7.2%
Oil Service-6.3%
Cimarex Energy Co.(a) ..........................          40,900       1,467,492
Core Laboratories N.V. (Netherlands)(a) ........          82,706       2,051,109
FMC Technologies, Inc.(a) ......................          91,100       2,753,953
Helmerich & Payne, Inc. ........................          84,700       2,418,185
Meridian Resource Corp.(a) .....................         152,200       1,225,210
Range Resources Corp. ..........................         151,000       2,370,700
Spinnaker Exploration Co.(a) ...................          39,200       1,251,264
W-H Energy Services, Inc.(a) ...................          95,200       1,937,320
                                                                     -----------
                                                                      15,475,233
                                                                     -----------
Pipelines-0.9%
Hydril Co.(a) ..................................          52,300       2,300,677
                                                                     -----------
                                                                      17,775,910
                                                                     -----------
Transportation-4.0%
Air Freight-1.2%
UTI Worldwide, Inc. (U.S. Virgin Islands) ......          46,900       3,048,500
                                                                     -----------
Shipping-1.1%
Kirby Corp.(a) .................................          63,300       2,658,600
                                                                     -----------
Trucking-1.1%
Werner Enterprises, Inc. .......................         126,150       2,674,380
                                                                     -----------
Miscellaneous-0.6%
Pacer International, Inc.(a) ...................          88,300       1,567,325
                                                                     -----------
                                                                       9,948,805
                                                                     -----------
Basic Industry-1.7%
Chemicals-0.7%
Georgia Gulf Corp. .............................          40,600       1,837,962
                                                                     -----------


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 25

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)             Value
--------------------------------------------------------------------------------
Mining & Metals-1.0%
Allegheny Technologies, Inc.* ...............          145,880    $   2,452,243
                                                                  -------------
                                                                      4,290,205
                                                                  -------------
Consumer Manufacturing-1.0%
Building & Related-1.0%
Hughes Supply, Inc. .........................           85,800        2,437,578
                                                                  -------------
Consumer Staples-0.8%
Household Products-0.8%
Tempur-Pedic International, Inc.(a)* ........          121,200        1,968,288
                                                                  -------------
Total CommonStocks
   (cost $192,070,526) ......................                       241,055,841
                                                                  -------------
SHORT-TERM INVESTMENT-3.6%
Time Deposit-3.6%
State Street Euro Dollar
   1.10%, 11/01/04
   (cost $8,866,000) ........................    $       8,866        8,866,000
                                                                  -------------
Total Investments Before Security Lending
   Collateral-100.8%
   (cost $200,936,526) ......................                       249,921,841
                                                                  -------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED-24.2%
Short-Term Investment
UBS Private Money Market Fund, LLC, 1.70%
   (cost $60,118,723) .......................       60,118,723       60,118,723
                                                                  -------------
Total Investments-125.0%
   (cost $261,055,249) ......................                       310,040,564
Other assets less liabilities-(25.0%) .......                       (62,044,119)
                                                                  --------------
Net Assets-100% .............................                     $ 247,996,445
                                                                  --------------


* Represents entire or partial securities out on loan. See Note E for securitie
(a) Non-income producing security.
    See notes to financial statements.


--------------------------------------------------------------------------------
26 o AllianceBernstein Institutional Funds

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004


Company                                                Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER
INVESTMENTS-95.5%

Real Estate Investment Trusts-95.4%
Apartments-14.2%
Archstone-Smith Trust ..........................         701,800    $ 23,545,390
Camden Property Trust ..........................         299,700      13,606,380
Equity Residential Properties Trust ............         750,600      25,032,510
Essex Property Trust, Inc. .....................         110,400       8,661,984
United Dominion Realty Trust, Inc. .............         620,900      13,088,572
                                                                    ------------
                                                                      83,934,836
                                                                    ------------
Diversified & Others-8.3%
Cousins Properties, Inc. .......................         326,500      12,152,330
iStar Financial, Inc. ..........................         377,400      15,631,908
Vornado Realty Trust ...........................         322,500      21,672,000
                                                                    ------------
                                                                      49,456,238
                                                                    ------------
Health Care-0.6%
Windrose Medical Properties Trust ..............         272,600       3,571,060
                                                                    ------------
Lodging-8.1%
Boca Resorts, Inc. Cl.A(a) .....................         228,700       5,420,190
Host Marriott Corp.(a) .........................       1,840,800      26,783,640
LaSalle Hotel Porperties .......................          84,700       2,432,584
Starwood Hotels & Resorts Worldwide, Inc. ......         286,300      13,665,099
                                                                    ------------
                                                                      48,301,513
                                                                    ------------
Office-19.9%
Alexandria Real Estate Equities, Inc. ..........         252,800      16,697,440
Boston Properties, Inc. ........................         308,500      18,423,620
Corporate Office Properties Trust ..............         601,300      16,487,646
Equity Office Properties Trust .................         707,000      19,880,840
Glenborough Realty Trust, Inc. .................         280,100       5,882,100
Mack-Cali Realty Corp. .........................         318,400      14,063,728
Prentiss Properties Trust ......................         337,900      12,157,642
Reckson Associates Realty Corp. ................         121,600       3,690,560
SL Green Realty Corp. ..........................         197,300      10,815,986
                                                                    ------------
                                                                     118,099,562
                                                                    ------------
Office - Industrial Mix-3.2%
Duke Realty Corp. ..............................         556,900      18,990,290
                                                                    ------------
Regional Malls-16.9%
General Growth Properties, Inc. ................         837,175      27,618,403
General Growth Properties, Inc. rights,
   expiring 11/09/04 ...........................          83,718               0
Macerich Co. ...................................         136,400       8,149,900
Mills Corp. ....................................         211,100      11,705,495
Rouse Co. ......................................         245,950      16,404,865
Simon Property Group, Inc. .....................         626,600      36,543,312
                                                                    ------------
                                                                     100,421,975
                                                                    ------------


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 27

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)            Value
--------------------------------------------------------------------------------

Shopping Centers-10.8%
Developers Diversified Realty Corp. ..........          595,200     $ 24,879,360
Kimco Realty Corp. ...........................           53,450        2,915,698
Pan Pacific Retail Properties, Inc. ..........          233,600       13,233,440
Regency Centers Corp. ........................          374,300       18,288,298
Tanger Factory Outlet Centers, Inc. ..........          106,000        5,008,500
                                                                    ------------
                                                                      64,325,296
                                                                    ------------
Storage-2.2%
Shurgard Storage Centers, Inc. Cl.A ..........          331,600       13,164,520
                                                                    ------------
Warehouse & Industrial-11.2%
AMB Property Corp. ...........................          394,000       14,775,000
EastGroup Properties, Inc. ...................          289,600       10,260,528
First Potomac Realty Trust ...................          130,400        2,636,688
ProLogis Trust ...............................          988,300       38,523,934
                                                                    ------------
                                                                      66,196,150
                                                                    ------------
                                                                     566,461,440
                                                                    ------------
Consumer Services-0.1%
Restaurants & Lodging-0.1%
Hilton Hotels Corp. ..........................           43,800          871,620
                                                                    ------------
Total Common Stocks & Other Investments
   (cost $398,735,658) .......................                      567,333,060
                                                                    ------------
SHORT-TERM INVESTMENT-3.2%
Time Deposit-3.2%
State Street Euro Dollar
   1.10%, 11/01/04
   (cost $18,813,000) ........................     $     18,813       18,813,000
                                                                   -------------
Total Investments-98.7%
   (cost $417,548,658) .......................                      586,146,060
Other assets less liabilities-1.3% ...........                        7,640,757
                                                                   -------------
Net Assets-100% ..............................                     $593,786,817
                                                                   -------------


(a) Non-income producing security.
    See notes to financial statements.


--------------------------------------------------------------------------------
28 o AllianceBernstein Institutional Funds

STATEMENT OF ASSETS & LIABILITIES
October 31, 2004


                                                                    Small
                                          Premier Growth          Cap Growth
                                           Institutional         Institutional
                                               Fund                  Fund
                                         ---------------        ---------------
Assets
Investments in securities, at value
   (cost $58,902,227 and $261,055,249,
   respectively--including investment
   of cash collateral for securities
   loaned of $8,254,933 and $60,118,723,
   respectively).......................  $    70,905,511(a)    $  310,040,564(a)
Cash...................................              476                2,145
Receivable for investment securities
   sold................................          670,642            4,597,082
Dividends and interest receivable......           24,726               10,141
Receivable for capital stock sold......               -0-              43,240
                                         ---------------      ---------------
Total assets...........................  $    71,601,355      $   314,693,172
                                         ---------------      ---------------
Liabilities
Payable for collateral on
   securities loaned...................        8,254,933           60,118,723
Payable for investment securities
   purchased...........................        1,066,238            6,234,332
Payable for capital stock redeemed.....          301,956               97,562
Advisory fee payable...................           27,967              153,655
Transfer Agent fee payable.............           10,795               26,977
Distribution fee payable...............            1,034                   -0-
Accrued expenses.......................           38,865               65,478
                                         ---------------      ---------------
Total liabilities......................        9,701,788           66,696,727
                                         ---------------      ---------------
Net Assets.............................  $    61,899,567      $   247,996,445
                                         ---------------      ---------------
Composition of Net Assets
Capital stock, at par..................  $         6,729      $        30,176
Additional paid-in capital.............      250,138,977          204,759,694
Accumulated net realized loss on
   investment transactions.............     (200,249,423)          (5,778,740)
Net unrealized appreciation
   of investments......................       12,003,284           48,985,315
                                         ---------------      ---------------
                                         $    61,899,567      $   247,996,445
                                         ---------------      ---------------
Calculation of Maximum Offering Price
Class I Shares
Net assets.............................  $    57,912,068      $   247,995,985
                                         ---------------      ---------------
Shares of capital stock issued
   and outstanding.....................        6,285,753           30,176,148
                                         ---------------      ---------------
Net asset value, redemption and offering
   price per share.....................            $9.21                $8.22
                                                  ------               ------
Class II Shares
Net assets.............................  $     3,987,499      $        459.58
                                         ---------------      ---------------
Shares of capital stock issued
   and outstanding.....................          443,331               57.415
                                         ---------------      ---------------
Net asset value, redemption and offering
   price per share.....................            $8.99                $8.00
                                                  ------               ------


(a) Includes securities on loan with a value of $7,973,262 and $57,768,302, respectively (see Note E).
    See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 29

                                                             Real Estate
                                                             Investment
                                                            Institutional
                                                                Fund
                                                           ---------------
Assets
Investments in securities, at value (cost $417,548,658).   $   586,146,060
Cash....................................................               597
Receivable for investment securities sold...............         6,745,590
Receivable for capital stock sold.......................         2,793,650
Dividends and interest receivable.......................           654,418
                                                           ---------------
Total assets............................................       596,340,315
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         1,930,887
Payable for capital stock redeemed......................           270,917
Advisory fee payable....................................           268,732
Transfer Agent fee payable..............................             2,699
Accrued expenses........................................            80,263
                                                           ---------------
Total liabilities.......................................         2,553,498
                                                           ---------------
Net Assets..............................................   $   593,786,817
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $        47,368
Additional paid-in capital..............................       420,824,459
Distributions in exces of net investment income.........         4,317,588
Net unrealized appreciation of investments..............       168,597,402
                                                           ---------------
                                                           $   593,786,817
                                                           ---------------
Calculation of Maximum Offering Price
Class I Shares
Net assets..............................................   $   593,786,627
                                                           ---------------
Shares of capital stock issued and outstanding..........        47,367,582
                                                           ---------------
Net asset value, redemption and offering price
   per share............................................            $12.54
                                                                    ------
Class II Shares
Net assets..............................................   $        189.57
                                                           ---------------
Shares of capital stock issued and outstanding..........            15.013
                                                           ---------------
Net asset value, redemption and offering price
   per share............................................            $12.63
                                                                    ------


See notes to financial statements.


--------------------------------------------------------------------------------
30 o AllianceBernstein Institutional Funds

STATEMENT OF OPERATIONS
Year Ended October 31, 2004

                                                               Small
                                          Premier Growth     Cap Growth
                                           Institutional    Institutional
                                               Fund             Fund
                                         ---------------   ---------------
Investment Income
Dividends (net of foreign taxes withheld
   of $9,631 and $4,988,
   respectively).......................  $       437,523   $       389,219
Interest...............................            4,348            55,087
                                         ---------------   ---------------
Total income...........................          441,871           444,306
                                         ---------------   ---------------
Expenses
Advisory fee...........................          716,530         2,153,965
Distribution fee--Class II.............           24,829                 2
Administrative.........................           80,000            80,000
Custodian..............................          120,241           155,700
Audit and legal........................           60,144           115,476
Transfer agency........................           52,646           175,145
Registration fees......................           27,288            36,296
Directors' fees and expenses...........           20,887            20,303
Printing...............................           12,005             3,562
Miscellaneous..........................            4,360             9,430
                                         ---------------   ---------------
Total expenses.........................        1,118,930         2,749,879
Less: expenses waived and reimbursed
   by the Adviser
   (see Note B)........................         (428,343)         (472,437)
Less: expense offset arrangement
   (see Note B)........................               (1)              (58)
                                         ---------------   ---------------
Net expenses...........................          690,586         2,277,384
                                         ---------------   ---------------
Net investment loss....................         (248,715)       (1,833,078)
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
   transactions........................        6,651,929        17,613,169
Net change in unrealized
   appreciation/depreciation
   of investments......................       (4,088,856)        3,510,031
                                         ---------------   ---------------
Net gain on investment
   transactions........................        2,563,073        21,123,200
                                         ---------------   ---------------
Net Increase in Net Assets
   from Operations.....................  $     2,314,358   $    19,290,122
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 31

                                                             Real Estate
                                                              Investment
                                                            Institutional
                                                                Fund
                                                           ---------------
Investment Income
Dividends...............................................   $    15,135,040
Interest................................................            51,362
                                                           ---------------
Total income............................................        15,186,402
                                                           ---------------
Expenses
Advisory fee............................................         3,989,341
Distribution fee--Class II..............................                 1
Custodian...............................................           136,693
Audit and legal.........................................            96,745
Administrative..........................................            87,178
Printing................................................            60,941
Registration fees.......................................            51,843
Transfer agency.........................................            34,837
Directors' fees and expenses............................            19,750
Miscellaneous...........................................            17,200
                                                           ---------------
Total expenses..........................................         4,494,529
Less: expenses waived and reimbursed
   by the Adviser (see Note B)..........................        (1,141,879)
Less: expense offset arrangement
   (see Note B).........................................                (5)
                                                           ---------------
Net expenses............................................         3,352,645
                                                           ---------------
Net investment income...................................        11,833,757
                                                           ---------------
Realized and Unrealized Gain
on Investment Transactions
Net realized gain on investment transactions............        17,237,256
Net change in unrealized appreciation/depreciation
   of investments.......................................       108,084,129
                                                           ---------------
Net gain on investment transactions.....................       119,597,217
                                                           ---------------
Net Increase in Net Assets from Operations..............   $   137,155,142
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
32 o AllianceBernstein Institutional Funds

STATEMENT OF CHANGES IN NET ASSETS


                                                  Premier Growth
                                                Institutional Fund
                                         ---------------------------------
                                            Year Ended       Year Ended
                                            October 31,      October 31,
                                               2004             2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................  $      (248,715)  $      (132,641)
Net realized gain (loss) on investment
   transactions........................        6,651,929       (12,596,179)
Net change in unrealized
   appreciation/depreciation
   of investments......................       (4,088,856)       24,251,013
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        2,314,358        11,522,193
Capital Stock Transactions
Net decrease...........................      (35,031,008)       (4,958,024)
                                         ---------------   ---------------
Total increase (decrease)..............      (32,716,650)        6,564,169
Net Assets
Beginning of period....................       94,616,217        88,052,048
                                         ---------------   ---------------
End of period (including accumulated net
   investment loss of ($0) and
   $0, respectively)...................  $    61,899,567   $    94,616,217
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 33

                                      Small Cap Growth Institutional Fund
                                      -----------------------------------
                                         Year Ended          Year Ended
                                         October 31,         October 31,
                                            2004                2003
                                      --------------         -----------
Increase (Decrease) in Net Assets
from Operations
Net investment loss................   $ (1,833,078)        $  (1,244,785)
Net realized gain on investment
   transactions....................     17,613,169             5,808,387
Net change in unrealized
   appreciation/depreciation
   of investments..................      3,510,031            49,847,080
                                      ------------         -------------
Net increase in net assets
   from operations.................     19,290,122            54,410,682
Capital Stock Transactions
Net increase.......................     36,039,735            33,083,583
                                      ------------         -------------
Total increase.....................     55,329,857            87,494,265
Net Assets
Beginning of period................    192,666,588           105,172,323
                                      ------------         -------------
End of period (including accumulated
   net investment loss of ($0)
   and $0, respectively)...........   $247,996,445         $ 192,666,588
                                      ------------         -------------


See notes to financial statements.


--------------------------------------------------------------------------------
34 o AllianceBernstein Institutional Funds

                                               Real Estate Investment
                                                 Institutional Fund
                                         ---------------------------------
                                            Year Ended       Year Ended
                                            October 31,      October 31,
                                               2004             2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $    11,833,757   $     9,508,905
Net realized gain (loss) on investment
   transactions........................       17,237,256          (676,564)
Net change in unrealized
   appreciation/depreciation of
   investments.........................      108,084,129        71,381,187
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................      137,155,142        80,213,528
Dividends and Distributions to
Shareholders from
Net investment income
   Class I.............................      (18,162,823)       (9,508,520)
   Class II............................               (7)             (385)
Tax return of capital
   Class I.............................               -0-       (3,199,893)
   Class II............................               -0-             (129)
Capital Stock Transactions
Net increase...........................      110,348,687       118,104,395
                                         ---------------   ---------------
Total increase.........................      229,340,999       185,608,996
Net Assets
Beginning of period....................      364,445,818       178,836,822
                                         ---------------   ---------------
End of period (including undistributed
   net investment income of
   ($0) and $0, respectively)..........  $   593,786,817   $   364,445,818
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 35

NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE A
Significant Accounting Policies
AllianceBernstein Institutional Funds, Inc. (the "Company"), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of three funds, AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Small Cap Growth Institutional Fund, formerly AllianceBernstein Quasar Institutional Fund and AllianceBernstein Real Estate Investment Institutional Fund. Each Fund has different investment objectives and policies. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period.Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other


--------------------------------------------------------------------------------
36 o AllianceBernstein Institutional Funds comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 37

3. Taxes
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Funds accrete discounts as adjustments to interest income. Additionally, the Funds amortize premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent and distribution fees. Expenses of the Company are charged to each Fund in proportion to their net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Funds paid the Adviser an advisory fee at an annual rate of 1% of the Premier Growth Institutional and Small Cap Growth Institutional Fund's average daily net assets and .90% of the Real Estate Investment Institutional Fund's average daily net assets. Such fee is accrued daily and paid monthly. Effective September 7, 2004, the advisory fees were reduced to an annual rate of:


--------------------------------------------------------------------------------
38 o AllianceBernstein Institutional Funds

                                    Average Daily Net Assets
                       ---------------------------------------------------------
Institutional                  First           Next           In Excess
Fund                       $2.5 Billion    $2.5 Billion    of $5 Billion
--------------------------------------------------------------------------------
Premier Growth                  .75%           .65%            .60%
Small Cap Growth                .75%           .65%            .60%
Real Estate Investment          .55%           .45%            .40%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.20% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund and 1.20% and 1.50% of average daily of average daily net assets for Class I and Class II of the Small Cap Growth Institutional Fund and Real Estate Investment Institutional Fund. For the year ended October 31, 2004, such reimbursement amounted to: Premier Growth Institutional Fund $225,294 and Small Cap Growth Institutional Fund $5,118. There was no reimbursement for Real Estate Investment Institutional Fund.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Funds at the reduced annual rate discussed above. Through September 6, 2004, such waivers amounted to $123,049, $387,319 and $1,141,879 for the Premier Growth Institutional, Small Cap Growth Institutional and Real Estate Investment Institutional Funds, respectively. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the year ended October 31, 2004, the Adviser voluntarily agreed to waive a portion of its fees for the Real Estate Investment Institutional Fund and all of its fees for the Premier Growth Institutional and Small Cap Growth Institutional Funds. Such waiver amounted to: Premier Growth Institutional Fund $80,000, Small Cap Growth Institutional Fund $80,000 and Real Estate Investment Institutional Fund $0.

The Funds compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the year ended October 31, 2004, such compensation amounted to:
Premier Growth Institutional Fund $36,000; Small Cap Growth Institutional Fund $18,000 and Real Estate Investment Institutional Fund $18,000.

For the year ended October 31, 2004, the Fund's expenses were reduced by $1, $58 and $5 for the Premier Growth Institutional, Small Cap Growth Institutional and the Real Estate Investment Institutional Funds, respectively, under an expense offset arrangement with AGIS.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 39

Brokerage commissions paid on investment transactions for the year ended October 31, 2004, amounted to $188,010 for the Premier Growth Institutional Fund; $757,836 for the Small Cap Growth Institutional Fund and $444,847 for the Real Estate Investment Institutional Fund, of which $3,565, $1,665 and $50,660 was paid by the Premier Growth Institutional Fund, Small Cap Growth Institutional Fund and the Real Estate Investment Institutional Fund, respectively, to Sanford
C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to AllianceBernstein Investment Research and Management,Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2004 were as follows:

                          Premier Growth                 Small Cap Growth
                          Institutional                   Institutional
                --------------------------------  ------------------------------
                     Purchases          Sales      Purchases         Sales
--------------------------------------------------------------------------------
Investment securities
   (excluding U.S.
   government
   securities).....   $54,325,625     $90,972,912  $219,985,907  $188,076,088
U.S. government
   securities......            -0-            -0-            -0-           -0-


                                                     Real Estate Investment
                                                         Institutional
                                               ---------------------------------
                                                   Purchases         Sales
--------------------------------------------------------------------------------
Investment securities (excluding U.S.
   government securities)....................   $198,829,630  $105,277,641
U.S. government securities...................             -0-           -0-


--------------------------------------------------------------------------------
40 o AllianceBernstein Institutional Funds

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

                                      Premier       Small Cap      Real Estate
                                       Growth          Growth       Investment
                                Institutional   Institutional    Institutional
------------------------------------------------------------------------------
Cost...........................   $60,111,866     $263,546,751    $418,514,783
                                  -----------     ------------     -----------
Gross unrealized appreciation..   $12,325,708     $ 55,549,224    $167,631,277
Gross unrealized depreciation..    (1,532,063)     (9,055,411)              -0-
                                  -----------    -------------    ------------
Net unrealized appreciation....   $10,793,645    $ 46,493,813     $167,631,277
                                  -----------    -------------    ------------

NOTE E
Securities Lending
The Premier Growth Institutional and Small Cap Growth Institutional Funds, and Real Estate Investment Institutional Fund have entered into separate securities lending agreements with UBS Warburg LLC and AG Edwards & Sons, Inc. (collectively, the "Lending Agents"), respectively. Under the terms of the agreements, the Lending Agents, on behalf of the Funds, administer the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Funds. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agents will indemnify the respective Funds for any losses resulting from a borrower's failure to return a loaned security when due. As of October 31, 2004, the Premier Growth Institutional and the Small Cap Growth Institutional Funds had loaned securities with a value of $7,973,262 and $57,768,302, respectively, and received cash collateral which was invested in a money market fund valued at $8,254,933 and $60,118,723, respectively, as included in the accompanying portfolio of investments. The Real Estate Investment Institutional Fund had no securities on loan. For the year ended October 31, 2004, the Premier Growth Institutional Fund, Small Cap Growth Institutional Fund and Real Estate Investment Institutional Fund earned fee income of $998, $15,884 and $0, respectively, which is included in interest income in the accompanying statement of operations.

NOTE F
Capital Stock
There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Small Cap


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 41

Growth Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:



                                Premier Growth Institutional Fund
               -------------------------------- --------------------------------
                              Shares                       Amount
               -------------------------------- --------------------------------
                    Year Ended     Year Ended     Year Ended    Year Ended
                   October 31,    October 31,    October 31,   October 31,
                          2004           2003           2004          2003
               -----------------------------------------------------------------
Class I
Shares sold          1,893,071      2,940,596  $  17,518,913  $ 22,372,365
--------------------------------------------------------------------------------
Shares redeemed     (3,881,122)    (3,178,017)   (35,426,260)  (25,072,235)
--------------------------------------------------------------------------------
Net decrease        (1,988,051)      (237,421) $ (17,907,347) $ (2,699,870)
--------------------------------------------------------------------------------
Class II
Shares sold            200,443        553,861  $   1,787,518  $  4,393,171
--------------------------------------------------------------------------------
Shares redeemed     (2,104,660)      (864,458)   (18,911,179)   (6,651,325)
--------------------------------------------------------------------------------
Net decrease        (1,904,217)      (310,597) $ (17,123,661) $ (2,258,154)
--------------------------------------------------------------------------------

                             Small Cap Growth Institutional Fund
               -------------------------------- --------------------------------
                              Shares                       Amount
               -------------------------------- --------------------------------
                    Year Ended     Year Ended     Year Ended    Year Ended
                   October 31,    October 31,    October 31,   October 31,
                          2004           2003           2004          2003
--------------------------------------------------------------------------------
Class I
Shares sold          5,345,787      6,202,025  $  42,749,459  $ 36,833,273
--------------------------------------------------------------------------------
Shares redeemed       (831,200)      (616,986)    (6,709,324)   (3,750,190)
--------------------------------------------------------------------------------
Net increase         4,514,587      5,585,039  $  36,040,135  $ 33,083,083
--------------------------------------------------------------------------------
Class II
Shares sold                 -0-            97  $          -0- $        500
--------------------------------------------------------------------------------
Shares redeemed            (53)            -0-          (400)           -0-
--------------------------------------------------------------------------------
Net increase
   (decrease)              (53)            97  $        (400) $        500
--------------------------------------------------------------------------------

                          Real Estate Investment Institutional Fund
               -------------------------------- --------------------------------
                              Shares                       Amount
               -------------------------------- --------------------------------
                    Year Ended     Year Ended     Year Ended    Year Ended
                   October 31,    October 31,    October 31,   October 31,
                          2004           2003           2004          2003
--------------------------------------------------------------------------------
Class I
Shares sold         15,373,723     16,144,829  $ 168,170,805  $139,068,650
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions       466,246        434,003      5,215,824     3,710,663
--------------------------------------------------------------------------------
Shares redeemed     (5,689,364)    (2,826,490)   (63,037,156)  (24,654,472)
--------------------------------------------------------------------------------
Net increase        10,150,605     13,752,342  $ 110,349,473  $118,124,841
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42 o AllianceBernstein Institutional Funds

                          Real Estate Investment Institutional Fund
               -------------------------------- --------------------------------
                              Shares                       Amount
               -------------------------------- --------------------------------
                    Year Ended     Year Ended     Year Ended    Year Ended
                   October 31,    October 31,    October 31,   October 31,
                          2004           2003           2004          2003
--------------------------------------------------------------------------------
Class II
Shares sold                  4             10  $          39  $         91
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            -0-            63             -0-          506
--------------------------------------------------------------------------------
Shares redeemed            (79)        (2,421)          (825)      (21,043)
--------------------------------------------------------------------------------
Net decrease               (75)        (2,348) $        (786) $    (20,446)
--------------------------------------------------------------------------------


NOTE G
Risk Involved in Investing in the Funds
Concentration of Risk--Although the Real Estate Investment Institutional Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk--In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maxiumum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restric-


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 43
tions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the year ended October 31, 2004.

NOTE I
Components of Accumulated Earnings/(Deficit) and Distributions to Shareholders Premier Growth Institutional Fund
As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $  (199,039,784)(a)
Unrealized appreciation/(depreciation).................        10,793,645(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $  (188,246,139)
                                                          ---------------

(a) On October 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $199,039,784, of which $108,889,338 expires in the year 2009, $71,321,142 expires in the year 2010 and $18,829,304 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2004, $4,318,109 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net operating losses resulted in a net decrease in accumulated net investment loss and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

Small Cap Growth Institutional Fund
As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $    (3,287,238)(a)
Unrealized appreciation/(depreciation).................        46,493,813(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    43,206,575
                                                          ---------------

(a) On October 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $3,287,238 all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2004, $17,614,480 of capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
44 o AllianceBernstein Institutional Funds

During the current fiscal year, permanent differences, primarily due to tax return of capital, resulted in a net decrease in distributions in excess of net investment loss and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

Real Estate Investment Institutional Fund
As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Accumulated capital and other gains....................   $     5,283,713(a)
Unrealized appreciation/(depreciation).................       167,631,277(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   172,914,990
                                                          ---------------

(a) During the fiscal year ended October 31, 2004, $5,784,818 of capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were as follows:

                                              2004              2003
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $   14,281,543   $     9,508,905
                                         --------------   ---------------
   Total taxable distributions........       14,281,543         9,508,905
   Tax return of capital..............               -0-        3,200,022
   Long-term capital gains............        3,881,287                -0-
                                         --------------   ---------------
Total distributions paid..............   $   18,162,830   $    12,708,927
                                         --------------   ---------------

During the current fiscal year, permanent differences, primarily due to tax character of distributions, resulted in a net decrease in distributions in excess of net investment income and a net decrease in accumulated net realized gain on investment transactions.


NOTE J
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 45
practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Company ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was


--------------------------------------------------------------------------------
46 o AllianceBernstein Institutional Funds filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital



--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 47

Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Company's shares or other adverse consequences to the Company. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Company.


--------------------------------------------------------------------------------
48 o AllianceBernstein Institutional Funds

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                  Premier Growth Institutional Fund
                                        --------------------------------------------------
                                                               Class I
                                        --------------------------------------------------
                                                        Year Ended October 31,
                                        --------------------------------------------------
                                             2004      2003      2002      2001     2000
                                        --------------------------------------------------
Net asset value, beginning
   of period..........................     $  8.95    $ 7.92    $ 9.87    $17.06   $ 17.55
                                        --------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b).............        (.03)     (.01)     (.02)     (.02)     (.03)
Net realized and unrealized
   gain (loss) on investment
   transactions.......................         .29      1.04     (1.93)    (5.94)      .75
                                        --------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations.........................         .26      1.03     (1.95)    (5.96)      .72
                                        --------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions.......................          -0-       -0-       -0-    (1.12)    (1.21)
Distributions in excess of net
   realized gain on investment
   transactions.......................          -0-       -0-       -0-     (.11)       -0-
                                        --------------------------------------------------
Total distributions...................          -0-       -0-       -0-    (1.23)    (1.21)
                                        --------------------------------------------------
Net asset value, end
   of period..........................      $ 9.21    $ 8.95    $ 7.92    $ 9.87   $ 17.06
                                        --------------------------------------------------
Total Return
Total investment return based
   on net asset value(c)..............        2.91%    13.01%   (19.76)%  (37.36)%    3.94%
Ratios/Supplemental Data
Net assets, end of period(d)..........     $57,912   $74,042   $67,380  $178,157  $446,373
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements...........         .90%      .90%      .90%      .90%      .90%
  Expenses, before
     waivers/reimbursements...........        1.49%     1.54%     1.32%     1.16%     1.13%
  Net investment loss(b)..............        (.30)%    (.08)%    (.23)%    (.20)%    (.16)%
Portfolio turnover rate...............          74%       91%       96%      156%      124%


See footnote summary on page 55.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 49

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                Premier Growth Institutional Fund
                                        --------------------------------------------------
                                                             Class II
                                        --------------------------------------------------
                                                        Year Ended October 31,
                                        --------------------------------------------------
                                             2004      2003      2002      2001     2000
                                        --------------------------------------------------
Net asset value, beginning
   of period..........................     $  8.76    $ 7.78    $ 9.73    $16.88   $ 17.44
                                        --------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b).............        (.05)     (.03)     (.05)     (.06)     (.10)
Net realized and unrealized
   gain (loss) on investment
   transactions.......................         .28      1.01     (1.90)    (5.86)      .75
                                        --------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations.........................         .23       .98     (1.95)    (5.92)      .65
                                        --------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions.......................          -0-       -0-       -0-    (1.12)    (1.21)
Distributions in excess of net
   realized gain on investment
   transactions.......................          -0-       -0-       -0-     (.11)       -0-
                                        --------------------------------------------------
Total distributions...................          -0-       -0-       -0-    (1.23)    (1.21)
                                        --------------------------------------------------
Net asset value, end
   of period..........................      $ 8.99    $ 8.76    $ 7.78    $ 9.73   $ 16.88
                                        --------------------------------------------------
Total Return
Total investment return based
   on net asset value(c)..............        2.63%    12.60%   (20.04)%  (37.54)%    3.54%
Ratios/Supplemental Data
Net assets, end of period(d)..........      $3,988   $20,574   $20,672   $28,152   $10,176
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements...........        1.20%     1.20%     1.20%     1.20%     1.30%
  Expenses, before
     waivers/reimbursements...........        1.72%     1.80%     1.60%     1.49%     1.53%
  Net investment loss(b)..............        (.61)%    (.39)%    (.52)%    (.52)%    (.57)%
Portfolio turnover rate...............          74%       91%       96%      156%      124%



See footnote summary on page 55.


--------------------------------------------------------------------------------
50 o AllianceBernstein Institutional Funds

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                 Small Cap Growth Institutional Fund
                                        --------------------------------------------------
                                                               Class I
                                        --------------------------------------------------
                                                        Year Ended October 31,
                                        --------------------------------------------------
                                             2004      2003      2002      2001     2000
                                        --------------------------------------------------
Net asset value,
   beginning of period................     $  7.51    $ 5.24    $ 6.80    $11.38   $  7.92
                                        --------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b).............        (.07)     (.05)     (.06)     (.05)     (.11)
Net realized and unrealized
   gain (loss) on investment
   transactions.......................         .78      2.32     (1.50)    (2.69)     3.57
                                        --------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations....................         .71      2.27     (1.56)    (2.74)     3.46
                                        --------------------------------------------------
Less: Distributions
Distributions from
   net realized gain on
   investment transactions............          -0-       -0-       -0-    (1.72)       -0-
Distributions in excess
   of net realized gain on
   investment transactions............          -0-       -0-       -0-     (.12)       -0-
                                        --------------------------------------------------
Total distributions...................          -0-       -0-       -0-    (1.84)       -0-
                                        --------------------------------------------------
Net asset value,
   end of period......................      $ 8.22    $ 7.51    $ 5.24    $ 6.80    $11.38
                                        --------------------------------------------------
Total Return
Total investment return based
   on net asset value(c)..............        9.45%    43.32%   (22.94)%  (27.20)%   43.69%
Ratios/Supplemental Data
Net assets, end of period(d)..........    $247,996  $192,666  $105,172   $59,184   $12,606
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements...................        1.01%     1.20%     1.20%     1.20%     1.20%
  Expenses, before waivers/
     reimbursements...................        1.23%     1.39%     1.52%     2.38%     2.39%
  Net investment
     loss(b)..........................        (.82)%    (.89)%    (.95)%    (.71)%   (1.08)%
Portfolio turnover rate...............          86%      115%      106%      125%      181%


See footnote summary on page 55.

--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 51

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                Small Cap Growth Institutional Fund
                                        --------------------------------------------------
                                                             Class II
                                        --------------------------------------------------
                                                        Year Ended October 31,
                                        --------------------------------------------------
                                             2004      2003      2002      2001     2000
                                        --------------------------------------------------
Net asset value, beginning
   of period..........................     $  7.33    $ 5.14    $ 6.71    $11.32   $  7.90
                                        --------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b).............        (.08)     (.08)     (.20)     (.07)     (.06)
Net realized and unrealized
   gain (loss) on investment
   transactions.......................         .75      2.27     (1.37)    (2.70)     3.48
                                        --------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations.........................         .67      2.19     (1.57)    (2.77)     3.42
                                        --------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions.......................          -0-       -0-       -0-    (1.72)       -0-
Distributions in excess of net
   realized gain on investment
   transactions.......................          -0-       -0-       -0-     (.12)       -0-
                                        --------------------------------------------------
Total distributions...................          -0-       -0-       -0-    (1.84)       -0-
                                        --------------------------------------------------
Net asset value, end
   of period..........................      $ 8.00    $ 7.33    $ 5.14    $ 6.71    $11.32
                                        --------------------------------------------------
Total Return
Total investment return based
   on net asset value(c)..............        9.14%    42.61%   (23.40)%  (27.71)%   43.29%
Ratios/Supplemental Data
Net assets, end of period.............        $460      $805       $65       $87      $495
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements...........        1.23%     1.50%     1.50%     1.50%     1.35%
  Expenses, before
     waivers/reimbursements...........        1.46%     1.59%     1.94%     2.23%     2.29%
  Net investment loss(b)..............       (1.06)%   (1.27)%   (3.09)%    (.84)%    (.64)%
Portfolio turnover rate...............          86%      115%      106%      125%      181%


See footnote summary on page 55.


--------------------------------------------------------------------------------
52 o AllianceBernstein Institutional Funds

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                            Real Estate Investment Institutional Fund
                                        --------------------------------------------------
                                                            Class I
                                        --------------------------------------------------
                                                        Year Ended October 31,
                                        --------------------------------------------------
                                             2004      2003      2002      2001     2000
                                        --------------------------------------------------
Net asset value, beginning
   of period..........................     $  9.79    $ 7.62    $ 7.66    $ 7.48   $  6.77
                                        --------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)...........         .27       .31       .28       .39       .07
Net realized and unrealized
   gain on investment
   transactions.......................        2.90      2.28       .10       .21      1.12
                                        --------------------------------------------------
Net increase in net asset value
   from operations....................        3.17      2.59       .38       .60      1.19
                                        --------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income.............................        (.42)     (.31)     (.28)     (.39)     (.45)
Distributions in excess of net
   investment income..................          -0-       -0-       -0-       -0-     (.03)
Tax return of capital.................          -0-     (.11)     (.14)     (.03)       -0-
                                        --------------------------------------------------
Total dividends and
   distributions......................        (.42)     (.42)     (.42)     (.42)     (.48)
                                        --------------------------------------------------
Net asset value, end
   of period..........................     $ 12.54    $ 9.79    $ 7.62    $ 7.66    $ 7.48
                                        --------------------------------------------------
Total Return
Total investment return based
   on net asset value(c)..............       32.98%    34.96%     4.58%     8.05%    18.28%
Ratios/Supplemental Data
Net assets, end of period(d)..........    $593,787  $364,445  $178,818   $48,472    $1,584
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements...........         .70%     1.08%     1.19%     1.00%     1.00%
  Expenses, before
     waivers/reimbursements...........         .94%     1.09%     1.29%     3.52%    13.03%
  Net investment income(b)............        2.48%     3.63%     3.41%     5.32%     1.01%
Portfolio turnover rate...............          22%       15%       24%       19%      211%



See footnote summary on page 55.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 53

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                             Real Estate Investment Institutional Fund
                                        --------------------------------------------------
                                                             Class II
                                        --------------------------------------------------
                                                        Year Ended October 31,
                                        --------------------------------------------------
                                             2004      2003      2002      2001     2000
                                        --------------------------------------------------
Net asset value, beginning
   of period..........................     $  9.85    $ 7.66    $ 7.71    $ 7.52   $  6.79
                                        --------------------------------------------------
Income From Investment
   Operations
Net investment income
   (loss)(a)(b).......................         .23       .30       .27       .34      (.07)
Net realized and unrealized
   gain on investment
   transactions.......................        2.95      2.29       .08       .25      1.24
                                        --------------------------------------------------
Net increase in net asset value
   from operations....................        3.18      2.59       .35       .59      1.17
                                        --------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income.............................        (.40)     (.30)     (.27)     (.34)     (.40)
Distributions in excess of net
   investment income..................          -0-       -0-       -0-       -0-     (.04)
                                        --------------------------------------------------
Tax return of capital.................          -0-     (.10)     (.13)     (.06)       -0-
Total dividends and
   distributions......................        (.40)     (.40)     (.40)     (.40)     (.44)
                                        --------------------------------------------------
Net asset value, end
   of period..........................     $ 12.63    $ 9.85    $ 7.66    $ 7.71   $  7.52
                                        --------------------------------------------------
Total Return
Total investment return based
   on net asset value(c)..............       32.85%    34.72%     4.17%     7.83%    17.86%
Ratios/Supplemental Data
Net assets, end of period.............        $190       $1(d)     $19(d)    $62(d)   $440
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements...........         .89%     1.37%     1.49%     1.30%     1.40%
  Expenses, before
     waivers/reimbursements...........        1.24%     1.38%     1.71%     7.57%    15.25%
  Net investment income(b)............        2.42%     4.54%     3.33%     4.53%     1.00%
Portfolio turnover rate...............          22%       15%       24%       19%      211%


See footnote summary on page 55.


--------------------------------------------------------------------------------
54 o AllianceBernstein Institutional Funds

(a) Based on average shares outstanding.

(b) Net of expenses waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales change or contingent deferred sales change is not reflected on the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d) 000's omitted.

(e) Annualized.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 55

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors
AllianceBernstein Institutional Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Small Cap Growth Institutional Fund, formerly AllianceBernstein Quasar Institutional Fund, and AllianceBernstein Real Estate Investment Institutional Fund (three of the funds constituting the AllianceBernstein Institutional Funds, Inc.) (the "Funds") as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (U.S.). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the AllianceBernstein Institutional Funds, Inc. at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                         /s/ Ernst & Young LLP
                                                         ---------------------
                                                         New York, New York
                                                         December 15, 2004,


--------------------------------------------------------------------------------
56 o AllianceBernstein Institutional Funds

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Donald J. Robinson(1)

OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Bruce K. Aronow, Senior Vice President
Teresa Marziano, Senior Vice President
Joseph G.Paul, Senior Vice President
Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
Alan E. Levi, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116


Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


Independent Registered
Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036



(1) Member of the Audit Committee and the Governance and Nominating Committee.

(2) Messrs. Aronow and Kamp are the persons primarily responsible for the day-to-day management of the AllianceBernstein SmallCap Growth Institutional Fund and the AllianceBernstein Premier Growth Institutional Fund, respectively. The day-to-day management of and investment decisions for the AllianceBernsteinReal Estate Investment Institutional Fund are made by the REIT Investment Policy Group, comprised of senior Value Team members.

--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 57

MANAGEMENT OF THE FUND




Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                       PORTFOLIOS
                                                         IN FUND        OTHER
  NAME, ADDRESS,              PRINCIPAL                  COMPLEX    DIRECTORSHIPS
  DATE OF BIRTH,            OCCUPATION(S)              OVERSEEN BY     HELD BY
  (YEAR ELECTED*)        DURING PAST 5 YEARS            DIRECTOR      DIRECTOR
---------------------------------------------------------------------------------

INTERESTED DIRECTOR
Marc O. Mayer +        Executive Vice President             68         None
1345 Avenue            of ACMC since 2001; prior thereto,
of the Americas        Chief Executive Officer of Sanford
New York, NY 10105     C. Bernstein & Co., LLC and its
10/2/57                predecessor since prior to 1999.
(2003)


DISINTERESTED DIRECTORS

William H. Foulk, Jr.# Investment adviser and an           116         None
2 Sound View Drive     independent consultant. He
Suite 100              was formerly Senior Manager
Greenwich, CT 06830    of Barrett Associates, Inc., a
Chairman of the Board  registered investment adviser,
9/7/32                 with which he had been associated
(1997)                 since prior to 1999. He was formerly
                       Deputy Comptroller and Chief
                       Investment Officer of the State
                       of New York and, prior thereto,
                       Chief Investment Officer of the
                       New York Bank for Savings.

Ruth Block, # **       Formerly Executive Vice              96         None
500 SE Mizner Blvd.    President and Chief Insurance
Boca Raton, FL 33432   Officer of The Equitable Life
11/7/30                Assurance Society of the United
(1997)                 States; Chairman and Chief
                       Executive Officer of Evlico;
                       Director of Avon, BP (oil and
                       gas), Ecolab Incorporated (specialty
                       chemicals), Tandem Financial Group and
                       Donaldson, Lufkin & Jenrette Securities
                       Corporation; former Governor at Large
                       National Association of Securities
                       Dealers, Inc.

David H. Dievler #     Independent consultant. Until       100         None
P.O. Box 167           December 1994, he was Senior
Spring Lake, NJ 07762  Vice President of Alliance
10/23/29               Capital Management Corporation
(1997)                 ("ACMC") responsible for mutual
                       fund administration. Prior to
                       joining ACMC in 1984, he was Chief
                       Financial Officer of Eberstadt Asset
                       Management since 1968. Prior to that, he
                       was a Senior Manager at Price Waterhouse
                       & Co. Member of American Institute of
                       Certified Public Accountants since 1953.


--------------------------------------------------------------------------------
58 o AllianceBernstein Institutional Funds

                                                       PORTFOLIOS
                                                         IN FUND        OTHER
  NAME, ADDRESS,              PRINCIPAL                  COMPLEX    DIRECTORSHIPS
  DATE OF BIRTH,            OCCUPATION(S)              OVERSEEN BY     HELD BY
  (YEAR ELECTED*)        DURING PAST 5 YEARS            DIRECTOR      DIRECTOR
---------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

John H. Dobkin #       Consultant. Formerly President       98         None
P.O. Box 12            of Save Venice, Inc. (preservation
Annandale, NY 12504    organization) from 2001-2002,
2/19/42                a Senior Advisor from June 1999-
(1997)                 June 2000 and President of
                       Historic Hudson Valley (historic
                       preservation) from December
                       1989-May 1999. Previously, Director
                       of the National Academy of Design
                       and during 1988-1992, he was Director
                       and Chairman of the Audit Committee
                       of ACMC.

Donald J. Robinson #   Senior Counsel to the law firm       96         None
98 Hell's Peak Road    of Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161       since prior to 1999. Formerly a
8/24/34                senior partner and a member of
(1997)                 the Executive Committee of that
                       firm. Formerly a member and Chairman
                       of the Municipal Securities Rulemaking
                       Board and a Trustee of the Museum of
                       the City of New York.


*   There is no stated term of office for the Fund's Directors.

** Ms.Block was an "interested person", as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.

#   Member of the Audit Committee and the Governance and Nominating Committee.

+ Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.



-------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 59

Officers of The Fund
Certain information concerning the Fund's Officers is listed below.


  NAME, ADDRESS*      PRINCIPAL POSITION(S)          PRINCIPAL OCCUPATION
  AND DATE OF BIRTH      HELD WITH FUNDS              DURING PAST 5 YEARS**
----------------------------------------------------------------------------------------------

Marc O. Mayer,         President                See biography above.
10/2/57

Philip L. Kirstein,    Senior Vice President    Senior Vice President, Independent
5/29/45                and Independent          Compliance Officer-Mutual Funds
                       Compliance Officer       of ACMC** with which he has been
                                                associated since October 2004. Prior
                                                thereto, he was Of Counsel to
                                                Kirkpatrick & Lockhart, LLP from
                                                October 2003 to October 2004, and
                                                General Counsel and First Vice President
                                                of Merrill Lynch Investment Managers,
                                                L.P. since prior to 1999 until March 2003.

Bruce K. Aronow,       Senior Vice President    Senior Vice President of ACMC** with
7/2/66                                          which he has been associated since 1999.

Teresa Marziano        Senior Vice President    Senior Vice President of ACMC since
                                                October 2000 and co-Chief Investment
                                                Officer of Real Estate Investments since
                                                July 2004. Prior thereto, she was a
                                                Senior Analyst of investment research at
                                                Sanford C. Bernstein &Co., Inc.
                                                ("Bernstein") since prior to 1999.

Joseph G.Paul          Senior Vice President    Senior Vice President of ACMC, co-Chief
                                                Investment Officer of Real Estate
                                                Investments since July 2004; and Chief
                                                Investment Officer of Small and Mid
                                                Capitalization Value Equities since 2002.
                                                He is also Chief Investment Officer of
                                                Advanced Value at ACMC since October 2000,
                                                and held the same position at SCB since
                                                prior to 1999.

Thomas Bardong,        Vice President           Senior Vice President of ACMC**, with
4/28/45                                         which he has been associated since prior
                                                to 1999.

Thomas Kamp,           Vice President           Senior Vice President of ACMC**, with
8/11/61                                         which he has been associated since prior
                                                to 1999.

Alan E. Levi,          Vice President           Senior Vice President of ACMC**, with
9/27/49                                         which he has been associated since prior
                                                to 1999.

Daniel Nordby,         Vice President           Senior Vice President of ACMC**, with
4/27/44                                         which he has been associated since prior
                                                to 1999.


-------------------------------------------------------------------------------
60 o AllianceBernstein Institutional Funds


  NAME, ADDRESS*      PRINCIPAL POSITION(S)          PRINCIPAL OCCUPATION
  AND DATE OF BIRTH      HELD WITH FUNDS              DURING PAST 5 YEARS**
----------------------------------------------------------------------------------------------

Michael J. Reilly,    Vice President           Senior Vice President of ACMC**, with
6/3/64                                         which he has been associated since prior
                                               to 1999.

Mark R. Manley,       Secretary                Senior Vice President, Deputy General
10/23/62                                       Counsel and Chief Compliance Officer of
                                               ACMC**, with which he has been associated
                                               since prior to 1999.

Mark D. Gersten,      Treasurer and Chief      Senior Vice President of Alliance Global
10/4/50               Financial Officer        Investor Services, Inc. ("AGIS")**, and
                                               Vice President of AllianceBernstein Investment
                                               Research and Management, Inc. ("ABIRM")**,
                                               with which he has been associated since prior
                                               to 1999.

Vincent S. Noto,      Controller               Vice President of AGIS**, with which he
12/14/64                                       has been associated since prior to 1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM and AGIS are affiliates of the Funds. The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.

--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 61

ALLIANCEBERNSTEIN FAMILY OF FUNDS




--------------------------------------------------------------------------------
  Wealth Strategies Funds

  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds

  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds

  Domestic

  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Fund

  Global & International

  All-Asia Investment Fund
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

--------------------------------------------------------------------------------

  Value Funds

  Domestic

  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund**
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------

  Taxable Bond Funds

  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------

 Municipal Bond Funds

  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------

  Intermediate Municipal Bond Funds

  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II






We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
62 o AllianceBernstein Institutional Funds

NOTES



--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 63

NOTES



-------------------------------------------------------------------------------
64 o AllianceBernstein Institutional Funds

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO]ALLIANCEBERNSTEIN(SM)
      Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

INSTAR1004

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent auditor Ernst & Young LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.

                                                                       Audit-Related
                                                        Audit Fees         Fees             Tax Fees

AllianceBernstein Real Estate Investment     2003        27,000           2,372             12,173
Institutional Fund
                                             2004        30,000           2,603             24,003
AllianceBernstein Premier Growth             2003        24,000           2,267             11,465
Institutional Fund
                                             2004        28,000           2,603             17,370
AllianceBernstein Small Cap Growth           2003        24,000           2,267             11,465
Institutional Fund
                                             2004        28,000           2,603             17,370


(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):
 :


                                                                                              Total Amount of
                                                                                             Foregoing Column
                                                                                            Pre-approved by the
                                                                                              Audit Committee
                                                                     All Fees for          (Portion Comprised of
                                                                  Non-Audit Services        Audit Related Fees)
                                                                   Provided to the         (Portion Comprised of
                                                                Portfolio, the Adviser           Tax Fees)
                                                                and Service Affiliates

AllianceBernstein Real Estate Investment     2003                      763,510                   401,545
Institutional Fund                                                                               389,372
                                                                                                  12,173
                                             2004                                                176,606
                                                                     1,128,338                   152,603
                                                                                                  24,003
AllianceBernstein Premier Growth             2003                                                400,732
Institutional Fund                                                     762,697                   389,267
                                                                                                  11,465
                                             2004                    1,121,705                   169,973
                                                                                                 152,603
                                                                                                  17,370
AllianceBernstein Small Cap Growth           2003                      762,697                   400,732
Institutional Fund                                                                               389,267
                                                                                                  11,465
                                             2004                    1,121,705                   169,973
                                                                                                 152,603
                                                                                                  17,370


(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.       DESCRIPTION OF EXHIBIT

         11 (a) (1)        Code of ethics that is subject to the disclosure of
                           Item 2 hereof

         11 (b) (1)        Certification of Principal Executive Officer
                           Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (b) (2)        Certification of Principal Financial Officer
                           Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:      /s/ Marc O. Mayer
         --------------------
         Marc O. Mayer
         President

Date:    December 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    December 31, 2004

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    December 31, 2004